Segment information - Group's long-lived assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Total long-lived assets	¥ 190,589	¥ 293,893
PRC, excluding Hong Kong
Segment Information
Total long-lived assets	181,075	245,874
Hong Kong
Segment Information
Total long-lived assets	5,526	41,233
Others
Segment Information
Total long-lived assets	¥ 3,988	¥ 6,786